Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Profit (loss) for the year	$ 433,935	$ 45,160	$ (16,184)
Adjustments for:
Changes in fair value of financial assets at fair value through profit or loss	284	(472)	(3,746)
Interest income	(876)	(967)	(2,013)
Unrealized foreign currency exchange losses (gains)	(953)	(239)	121
Changes in:
Cash generated from operating activities	408,144	106,056	12,408
Interest received	852	1,066	2,060
Interest paid	(1,074)	(1,811)	(2,372)
Net cash used in operating activities	388,276	102,610	7,656
Cash flows from investing activities:
Acquisitions of financial asset at amortized cost	(25,362)	(3,829)	(4,023)
Acquisitions of equity method investment	(598)	(792)	(129)
Proceeds from capital reduction of investment	151	32	47
Cash received from loan made to related party	0	0	2,780
Net cash provided by (used in) investing activities	(232,680)	(22,365)	(47,767)
Cash flows from financing activities:
Payments of cash dividends	(47,424)	(4)	0
Proceeds from exercise of employee stock options	1,182	3,707	0
Net cash provided by (used in) financing activities	(4,487)	3,261	35,261
Net increase (decrease) in cash	151,086	83,883	(5,382)
Cash and cash equivalents at beginning of year	184,938	101,055	106,437
Cash and cash equivalents at end of year	336,024	184,938	101,055
Equity attributable to owners of parent [member]
Cash flows from operating activities:
Profit (loss) for the year	436,896	47,134	(13,614)
Adjustments for:
Changes in fair value of financial assets at fair value through profit or loss	143	(427)	(3,755)
Interest income	(148)	(126)	(162)
Finance costs	1,320	3,629	4,165
Share of losses (profits) of subsidiaries and affiliates	(439,133)	(50,558)	12,091
Unrealized foreign currency exchange losses (gains)	(115)	(356)	69
Adjustments to reconcile profit (loss)	(1,037)	(704)	(1,206)
Changes in:
Other current assets	(72)	(267)	320
Other current liabilities	750	(71)	(58)
Cash generated from operating activities	(359)	(1,042)	(944)
Interest received	139	130	174
Interest paid	(858)	(730)	(844)
Net cash used in operating activities	(1,078)	(1,642)	(1,614)
Cash flows from investing activities:
Acquisitions of financial asset at amortized cost	(139)	(129)	(170)
Acquisitions of equity method investment	0	(758)	0
Cash received from loan made to related party	0	0	2,780
Net cash provided by (used in) investing activities	(139)	(887)	2,610
Cash flows from financing activities:
Payments of cash dividends	(47,404)	0	0
Proceeds from long-term unsecured borrowings	0	60,000	0
Repayments of long-term unsecured borrowings	(6,000)	(1,500)	0
Proceeds from short-term secured borrowings	611,600	278,000	158,000
Repayments of short-term secured borrowings	(564,200)	(338,000)	(158,000)
Proceeds from issue of RSUs from a subsidiary	31	0	311
Proceeds from exercise of employee stock options	1,182	3,707	0
Proceeds from debt from a subsidiary	159,205	151,730	150,430
Repayment of debt from a subsidiary	(154,205)	(150,430)	(151,548)
Net cash provided by (used in) financing activities	209	3,507	(807)
Net increase (decrease) in cash	(1,008)	978	189
Cash and cash equivalents at beginning of year	1,980	1,002	813
Cash and cash equivalents at end of year	$ 972	$ 1,980	$ 1,002